                                       OPPENHEIMER GLOBAL OPPORTUNITIES FUND
                                     Supplement dated February 18, 2005 to the
                           Statement of Additional Information dated November 24, 2004,
                                             Revised February 3, 2005

This supplement amends the Statement of Additional Information dated November 24, 2004, revised February 3, 2005.

The Statement of Additional Information is revised as follows:

1.       Effective March 18, 2005, the first three paragraphs of the section  entitled  "Letters of Intent" on page
         62 are replaced with the following:

              Letters of Intent.  Under a Letter of Intent  ("Letter"),  you can reduce the sales  charge rate that applies to your  purchases  of Class A shares if you  purchase  Class A, Class B or Class C shares of the Fund or other Oppenheimer  funds during a 13-month period.  The total amount of your purchases of
              Class A, Class B and Class C shares will  determine  the sales charge rate that applies to your Class
              A share purchases during that period.  You can choose to include  purchases made up to 90 days before the date of the Letter.  Class A shares of Oppenheimer  Money Market Fund, Inc. and Oppenheimer  Cash
              Reserves  fund on which you did not pay a sales  charge and any Class N shares you  purchase,  or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

                       A Letter is an investor's  statement in writing to the  Distributor  of his or her intention to  purchase  a  specified  value of  Class  A,  Class B and  Class C  shares  of the Fund and  other
              Oppenheimer funds during a 13-month period (the "Letter  period").  At the investor's  request,  this may  include  purchases  made up to 90 days prior to the date of the  Letter.  The Letter  states the investor's  intention to make the aggregate  amount of purchases of shares  which,  when added to the investor's  holdings  of shares of those  funds,  will equal or exceed the  amount  specified  in the
              Letter.  Purchases made by  reinvestment  of dividends or capital gains  distributions  and purchases made at net asset value (i.e.  without a sales charge) do not count toward  satisfying  the amount of the Letter.

                       Each  purchase  of  Class A shares  under  the  Letter  will be made at the  offering  price
              (including the sales charge) that would apply to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

2.       The  following is added to the end of the section  entitled  "Waivers of Initial and  Contingent  Deferred
         Sales Charges in Certain Transactions" on page C-4 of Appendix C:

|_|      Shares purchased in amounts of less than $5.

February 18, 1005                                                                       PX215.013

                                       OPPENHEIMER GLOBAL OPPORTUNITIES FUND
                                     Supplement dated February 18, 2005 to the
                                        Prospectus dated November 24, 2004

This supplement amends the Prospectus dated November 24, 2004.

This Prospectus is revised as follows:

1.       The  following new section  should be added to the end of section of the  Prospectus  captioned  "Risks of
         Foreign Investing" in the section "ABOUT THE FUND - MAIN RISKS OF INVESTING IN THE FUND" on page 5:

              Additionally,  if a fund invests a significant amount of its assets in foreign  securities,  it might expose the fund to  "time-zone  arbitrage"  attempts by  investors  seeking to take  advantage of the differences in value of foreign  securities  that might result from events that occur after the close of the  foreign  securities  market on which a foreign  security  is traded  and the close of The New
              York Stock  Exchange  that day,  when the Fund's net asset  value is  calculated.  If such  time-zone arbitrage were successful,  it might dilute the interests of other shareholders.  However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain circumstances,  to reflect  what the  Manager and the Board  believe to be their fair value,  and the imposition of redemption fees, may help deter those activities.
tw

2.       The section  titled  "Pending  Litigation" at the end of section of the  Prospectus  captioned  "ABOUT THE
         FUND - HOW THE FUND IS  MANAGED," on page 14,  should be deleted in its  entirety  and  replaced  with the following:

              PENDING  LITIGATION.  A consolidated  amended complaint has been filed as putative  derivative and class actions  against the Manager,  Distributor  and Transfer Agent, as well as 51 of the
              Oppenheimer  funds  (collectively  the  "funds")  including  the Fund,  31 present  and former
              Directors  or  Trustees  and 9 present  and former  officers  of  certain  of the Funds.  This complaint,  filed in the U.S.  District Court for the Southern District of New York on January
              10,  2005,  consolidates  into a single  action  and amends  six  individual  previously-filed putative  derivative and class action complaints.  Like those prior complaints,  the complaint alleges that the Manager charged  excessive fees for distribution and other costs,  improperly used assets of the funds in the form of directed  brokerage  commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly  disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment  Advisers
              Act of 1940.  Also,  like those  prior  complaints,  the  complaint  further  alleges  that by permitting  and/or  participating in those actions,  the  Directors/Trustees  and the Officers breached their fiduciary duties to Fund shareholders  under the Investment  Company Act and at common law. The complaint seeks unspecified  compensatory and punitive damages,  rescission of the funds'  investment  advisory  agreements,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

                  The  Manager  and the  Distributor  believe  the claims  asserted in these law suits to be without merit, and intend to defend the suits  vigorously.  The Manager and the Distributor do not believe that the pending actions are likely to have a material  adverse effect on the Fund or  on  their  ability  to  perform  their  respective  investment  advisory  or  distribution agreements with the Fund.

3.       In the  section  entitled  "How Can You Buy  Class A  Shares?",  the  following  is added  after the chart depicting Class A share sales charges on page 20.

              Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

4.       Effective  March 18, 2005, the first two sentences of the first  paragraph of the section  entitled "Right of  Accumulation"  in the section entitled "Can You Reduce Class A Sales Charges?" on page 20 are replaced with the following:

              To qualify for the reduced  Class A sales charge that would apply to a larger  purchase  than you are currently  making  (as shown in the table  above),  you can add the value of any Class A,  Class B or
              Class C shares of the Fund or other  Oppenheimer  funds that you or your spouse currently own, or are currently  purchasing,  to the  value  of your  Class A  share  purchase.  Your  Class  A  shares  of
              Oppenheimer  Money Market Fund,  Inc. or  Oppenheimer  Cash Reserves on which you did not pay a sales charge will not be counted for this purpose.

5.       Effective March 18, 2005, the first paragraph of the section  entitled  "Letters of Intent" in the section entitled "Can You Reduce Class A Sales Charges?" on page 21 is replaced with the following:

              You may also qualify for reduced  Class A sales  charges by submitting a Letter of Intent to the Distributor.  A Letter of Intent is a written  statement of your intention to purchase a specified  value  of Class A,  Class B or  Class C shares  of the Fund or other  Oppenheimer funds over a 13-month period.  The total amount of your intended purchases of Class A, Class
              B and Class C shares will  determine  the reduced  sales charge rate that will apply to your
              Class A share purchases of the Fund during that period.  You can choose to include purchases made up to 90 days  before  the  date  that you  submit a  Letter.  Your  Class A shares  of
              Oppenheimer  Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you did not pay a sales  charge will not be counted for this  purpose.  Submitting a Letter of Intent does not obligate you to purchase  the  specified  amount of shares.  You can also apply the Right of
              Accumulation to these purchases.

6.       The section  titled  "How to  Exchange  Shares" in the  section of the  Prospectus  captioned  "ABOUT YOUR
         ACCOUNT," on page 31, should be deleted in its entirety and replaced with the following

              How to Exchange Shares

              If you want to change all or part of your investment from one  Oppenheimer  fund to another,  you can exchange  your  shares  for  shares of the same class of  another  Oppenheimer  fund that  offers the exchange  privilege.  For  example,  you can  exchange  Class A shares  of the Fund  only for Class A shares of another fund. To exchange shares, you must meet several conditions:

              o   Shares of the fund selected for exchange must be available for sale in your state of residence.
              o   The prospectuses of  the selected fund must offer the exchange privilege.
              o   You must hold the shares you buy when you  establish  an account  for at least  seven days before you can  exchange  them.  After your account is open for seven days,  you can exchange  shares on any regular business day, subject to the limitations described below.
              o   You must meet the minimum purchase requirements for the selected fund.
              o   Generally,  exchanges  may be made only  between  identically  registered  accounts,  unless  all account owners send written exchange instructions with a signature guarantee.
              o   Before exchanging into a fund, you must obtain its prospectus and should read it.

              For tax  purposes,  an  exchange  of shares of the Fund is  considered  a sale of those  shares and a purchase of the shares of the fund to which you are  exchanging.  An exchange may result in a capital gain or loss.

              You can find a list of the  Oppenheimer  funds that are  currently  available  for  exchanges  in the
              Statement of Additional  Information or you can obtain a list by calling a service  representative at
              1.800.225.5677.  The funds  available  for exchange can change from time to time.  There are a number of other  special  conditions  and  limitations  that apply to certain  types of  exchanges.  In some cases,  sales  charges may be imposed on exchange  transactions.  In general,  a contingent  deferred sales charge  (CDSC) is not imposed on exchanges  of shares that are subject to a CDSC.  However,  if you exchange  shares that are subject to a CDSC,  the CDSC holding period will be carried over to the acquired  shares,  and the CDSC may be imposed if those  shares are  redeemed  before the end of that holding period.  These conditions and  circumstances  are described in detail in the "How to Exchange
              Shares" section in the Statement of Additional Information.

              HOW DO you SUBMIT  EXCHANGE  REQUESTS?  Exchanges  may be requested  in writing,  by telephone or the internet, or by establishing an Automatic Exchange Plan.

              Written Exchange Requests.  Send an  OppenheimerFunds  Exchange Request form, signed by all owners of the  account,  to the  Transfer  Agent at the address on the back cover.  Exchanges of shares for which  share  certificates  have been  issued  cannot be  processed  unless  the  Transfer  Agent receives the certificates with the request.

              Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made either by calling a  service  representative  or by using  PhoneLink  by  calling  1.800.225.5677.  You may  submit
                  internet    exchange    requests    on    the     OppenheimerFunds     internet    website,    at
                  www.oppenheimerfunds.com.  You must have  obtained a user I.D. and password to make  transactions on that website.  Telephone and/or internet  exchanges may be made only between accounts that are registered  with the same  name(s) and  address.  Shares for which share  certificates  have been issued may not be exchanged by telephone or the internet.

              Automatic  Exchange Plan.  Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

              Please  refer to "How to  Exchange  Shares"  in the  Statement  of  Additional  Information  for more details.

              ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

              Risks from Excessive  Purchase,  Redemption and Short-Term  Exchange Activity.  The  OppenheimerFunds
              exchange  privilege  affords  investors  the ability to switch their  investments  among  Oppenheimer funds if their  investment  needs  change.  However,  there are  limits on that  privilege.  Frequent purchases,  redemptions  and  exchanges of fund shares may interfere  with the  Manager's  ability to manage the fund's investments  efficiently,  increase the fund's transaction and administrative costs and/or affect the fund's  performance,  depending on various  factors,  such as the size of the fund, the nature of its investments,  the amount of fund assets the portfolio  manager maintains in cash or cash  equivalents,  the  aggregate  dollar  amount and the number and  frequency of trades.  If large dollar amounts are involved in exchange and/or  redemption  transactions,  the Fund might be required to sell portfolio  securities at unfavorable times to meet redemption or exchange  requests,  and the
              Fund's brokerage or administrative expenses might be increased.

              Therefore,  the Manager and the Fund's  Board of Trustees  have  adopted the  following  policies and
              procedures  to  detect  and  prevent  frequent  and/or  excessive  exchanges,   and/or  purchase  and
              redemption  activity,  while  balancing  the  needs  of  investors  who  seek  liquidity  from  their investment  and the ability to exchange  shares as  investment  needs  change.  There is no guarantee that the policies and procedures  described  below will be sufficient to identify and deter excessive short-term trading.

o        Timing  of  Exchanges.  Exchanged  shares  are  normally  redeemed  from  one fund  and the  proceeds  are reinvested  in the fund  selected  for  exchange on the same  regular  business  day on which the
                  Transfer Agent or its agent (such as a financial  intermediary  holding the investor's  shares in an "omnibus"  or "street  name"  account)  receives an exchange  request  that  conforms to these policies.  The request  must be received  by the close of The New York Stock  Exchange  that day, which is  normally  4:00 p.m.  Eastern  time,  but may be  earlier  on some  days.  However,  the
                  Transfer  Agent may delay the  reinvestment  of proceeds from an exchange for up to five business days  if it  determines,  in its  discretion,  that  an  earlier  transmittal  of the  redemption proceeds to the receiving  fund would be  detrimental  to either the fund from which the exchange is made or the fund to which the exchange is made.

o        Limits on Disruptive  Activity.  The Transfer  Agent may, in its  discretion,  limit or terminate  trading activity  by any  person,  group or account  that it believes  would be  disruptive,  even if the activity has not exceeded the policy outlined in this  Prospectus.  The Transfer Agent may review and consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under  common  ownership  or control as part of the Transfer  Agent's  procedures  to detect and deter excessive trading activity.

o        Exchanges of Client  Accounts by Financial  Advisers.  The Fund and the Transfer  Agent permit dealers and financial  intermediaries  to submit exchange  requests on behalf of their customers  (unless the customer has revoked that authority).  The Distributor  and/or the Transfer Agent have agreements with a number of financial  intermediaries  that permit them to submit exchange orders in bulk on behalf of their clients.  Those  intermediaries are required to follow the exchange policy stated
                  in this Prospectus and to comply with additional,  more stringent restrictions.  Those additional restrictions  include  limitations on the funds available for exchanges,  the requirement to give advance  notice of  exchanges to the Transfer  Agent,  and limits on the amount of client  assets that may be invested  in a  particular  fund.  A fund or the  Transfer  Agent may limit or refuse bulk exchange  requests  submitted by such financial  intermediaries  if, in the Transfer Agent's judgment,  exercised in its  discretion,  the  exchanges  would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares.  These exchange  policy limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular  business  day,  subject to the terms of this
                  Prospectus.  The Fund  assesses a 2% fee on the  proceeds  of Fund  shares  that are  redeemed or exchanged  within 30 days after their  purchase  in certain  circumstances.  Further  details are provided under "How to Sell Shares."

o        Right to Refuse Exchange and Purchase  Orders.  The  Distributor  and/or the Transfer Agent may refuse any purchase or exchange  order in their  discretion  and are not obligated to provide  notice before rejecting  an order.  The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time. You will receive 60 days' notice of any material  change in the exchange  privilege  unless applicable law allows otherwise.

o        Right to  Terminate  or Suspend  Account  Privileges.  The  Transfer  Agent may send a written  warning to direct  shareholders  who the Transfer  Agent  believes  may be engaging in excessive  purchases, redemptions  and/or exchange  activity and reserves the right to suspend or terminate the ability to  purchase  shares  and/or  exchange  privileges  for  any  account  that  the  Transfer  Agent determines,  in carrying out these  policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity.

o        Omnibus  Accounts.  If you hold  your  shares  of the Fund  through  a  financial  intermediary  such as a broker-dealer,  a bank,  an  insurance  company  separate  account,  an  investment  adviser,  an administrator  or trustee of a  retirement  plan or 529 plan that holds your shares in an account under its name (these are  sometimes  referred to as "omnibus" or "street name"  accounts),  that financial  intermediary may impose its own  restrictions or limitations to discourage  short-term or excessive  trading.  You should consult your financial  intermediary  to find out what trading restrictions, including limitations on exchanges, they may apply to you.

              While  the  Fund,  the  Distributor,   the  Manager  and  the  Transfer  Agent  encourage   financial
              intermediaries  to apply the Fund's  policies to their  customers who invest  indirectly in the Fund, the  Transfer  Agent may not be able to apply this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a broker-dealer or other financial  institution,  or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or  administrator,  or (c) accounts held in the name of an insurance company for its separate  account(s),  or (d) other accounts having multiple underlying  owners but  registered  in a manner such that the  underlying  beneficial  owners are not identified to the Transfer Agent.

              Therefore  the  Transfer  Agent might not be able to detect  excessive  short term  trading  activity facilitated  by, or in  accounts  maintained  in,  the  "omnibus"  or  "street  name"  accounts  of a financial  intermediary.  However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity  in those  accounts  to seek to identify  patterns  that may  suggest  excessive trading by the underlying  owners.  If evidence of possible  excessive  trading  activity is observed by the Transfer  Agent,  the financial  intermediary  that is the  registered  owner will be asked to review account  activity,  and to confirm to the Transfer Agent and the fund that appropriate  action has been taken to curtail any excessive  trading activity.  However,  the Transfer Agent's ability to monitor  and deter  excessive  short-term  trading  in  omnibus or street  name  accounts  ultimately depends  on  the  capability  and  cooperation  of the  financial  intermediaries  controlling  those accounts.

              The Fund's  Board has adopted  additional  policies  and  procedures  to detect and prevent  frequent and/or  excessive  exchanges and purchase and  redemption  activity.  Those  additional  policies and procedures will take effect on June 20, 2005:

o        30-Day  Limit.  A direct  shareholder  may  exchange  all or some of the shares of the Fund held in his or her account to another eligible  Oppenheimer fund once in a 30 calendar-day  period.  When shares are exchanged into another fund account,  that account will be "blocked"  from further  exchanges into  another  fund for a period of 30  calendar  days from the date of the  exchange.  The block will apply to the full  account  balance and not just to the amount  exchanged  into the account.
                  For  example,  if a  shareholder  exchanged  $1,000 from one fund into  another fund in which the shareholder already owned shares worth $10,000,  then,  following the exchange,  the full account balance  ($11,000 in this example) would be blocked from further  exchanges into another fund for a period of 30 calendar  days. A "direct  shareholder"  is one whose account is registered on the
                  Fund's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds. A direct  shareholder  will be permitted to exchange  shares of a stock or bond  fund  for  shares  of a money  market  fund at any  time,  even if the  shareholder  has exchanged  shares  into the stock or bond fund  during  the  prior 30 days.  However,  all of the shares held in that money market fund would then be blocked from further  exchanges  into another fund for 30 calendar days.

o        Dividend  Reinvestments/B  Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase  shares of another  fund and the  conversion  of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o        Asset  Allocation.  Third-party  asset  allocation and rebalancing  programs will be subject to the 30-day limit described  above.  Asset  allocation firms that want to exchange shares held in accounts on behalf  of their  customers  must  identify  themselves  to the  Transfer  Agent and  execute  an acknowledgement  and  agreement  to abide by these  policies  with  respect  to their  customers'
                  accounts.  "On-demand"  exchanges outside the parameters of portfolio  rebalancing  programs will
                  be  subject  to  the  30-day   limit.   However,   investment   programs  by  other   Oppenheimer
                  "funds-of-funds" that entail rebalancing of investments in underlying  Oppenheimer funds will not be subject to these limits.

o        Automatic  Exchange  Plans.  Accounts  that receive  exchange  proceeds  through  automatic or  systematic exchange  plans  that are  established  through  the  Transfer  Agent  will not be subject to the
                  30-day block as a result of those  automatic  or  systematic  exchanges  (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

February 18, 2005                                                                       PS0215.030